Note 3 - Balance Sheet Components - Schedule of Accrued Expenses - 10Q (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payroll-related liabilities	$ 177,717	$ 986,691	$ 114,337
Other accrued expenses	354,575	270,881	602,594
Total accrued expenses	$ 532,292	$ 1,257,572	$ 716,931